Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets consisted of the following:

	As of March 31,
	2025	2024
Copyrights	$347,509	$351,585
	347,509	351,585
Less: accumulated amortization	(173,238)	(175,783)
Less: impairment	(174,271)	(175,802)
Intangible assets, net – Continuing operations	$—	$—
Intangible assets, net – Discontinued operations	—	—
Intangible assets, net	$—	$—

Schedule of amortization of intangible asset
2026	$—
2027	—
2028	—
Total	$—